Derivatives - Notional contract amounts and fair values of derivatives by product contract type held by HSBC Holdings with subsidiaries (Details) number in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 23,117,598	$ 23,889,261
Nominal contract amount of hedging instruments	206,760	192,457
Fair value of trading assets	$ 247,449	$ 374,606
Fair value of hedging assets	2,811	2,223
Fair value of derivative assets	196,882	307,726
Fair value of trading liabilities	243,269	368,035
Fair value of hedging liabilities	1,173	4,069
Fair value of derivative liabilities	191,064	303,001
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 7,723,034	$ 7,606,446
Nominal contract amount of hedging instruments	43,839	35,021
Fair value of trading assets	$ 79,801	$ 106,696
Fair value of hedging assets	1,062	309
Fair value of trading liabilities	77,670	108,903
Fair value of hedging liabilities	207	1,182
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 14,470,539	$ 15,240,867
Nominal contract amount of hedging instruments	162,921	157,435
Fair value of trading assets	$ 151,631	$ 249,204
Fair value of hedging assets	1,749	1,914
Fair value of trading liabilities	146,808	236,594
Fair value of hedging liabilities	966	2,887
Issued by HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivative assets	2,811	4,698
Fair value of derivative liabilities	$ 1,220	$ 3,060
Issued by HSBC Holdings | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Nominal contract amount of hedging instruments	45,358	34,006
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal contract amount of hedging instruments	90,556	121,573
Fair value of hedging assets	$ 1,637	$ 1,675
Fair value of hedging liabilities	$ 1,410	$ 3,761
Fair value hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Nominal contract amount of hedging instruments	90,556	121,572
Fair value hedges | Issued by HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 72,673	$ 70,982
Nominal contract amount of hedging instruments	45,358	34,006
Fair value of trading assets	$ 1,096	$ 1,472
Fair value of hedging assets	1,715	3,221
Fair value of derivative assets	2,811	4,693
Fair value of trading liabilities	1,146	3,046
Fair value of hedging liabilities	74	8
Fair value of derivative liabilities	1,220	3,054
Fair value hedges | Issued by HSBC Holdings | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 36,703	$ 23,413
Nominal contract amount of hedging instruments	0	0
Fair value of trading assets	$ 384	$ 506
Fair value of hedging assets	0	0
Fair value of derivative assets	384	506
Fair value of trading liabilities	377	870
Fair value of hedging liabilities	0	0
Fair value of derivative liabilities	377	870
Fair value hedges | Issued by HSBC Holdings | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 35,970	$ 47,569
Nominal contract amount of hedging instruments	45,358	34,006
Fair value of trading assets	$ 712	$ 966
Fair value of hedging assets	1,715	3,221
Fair value of derivative assets	2,427	4,187
Fair value of trading liabilities	769	2,176
Fair value of hedging liabilities	74	8
Fair value of derivative liabilities	$ 843	$ 2,184